Long-term Debt - Schedule of Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Less: current portion		$ (25.1)
Long term debt, non current	573.7	175.6
Affiliates [Member]
Line of Credit Facility [Line Items]
Long term debt, non current	56.1	611.8
Non Affiliated Entity [Member]
Line of Credit Facility [Line Items]
Long term debt, non current	573.7	175.6
Vtti Third Party And Affiliate Debt [Member]
Line of Credit Facility [Line Items]
Long term debt, non current	629.8	787.4
Affiliate VTTI Project Loan - ATB Phase 2 Facility [Member]
Line of Credit Facility [Line Items]
Long-term Debt	56.1
Total Long-term Debt	56.1
Affiliate Loan [Member]
Line of Credit Facility [Line Items]
Long-term Debt		611.8
Total Long-term Debt		611.8
Project Finance Loan - ATB Phase 1 [Member]
Line of Credit Facility [Line Items]
Long-term Debt		198.8
Total Long-term Debt		198.8
Other Debt [Member]
Line of Credit Facility [Line Items]
Long-term Debt		1.9
Total Long-term Debt		1.9
Vtti Third Party And Affiliate Debt [Member]
Line of Credit Facility [Line Items]
Long-term Debt	629.8	812.5
Total Long-term Debt	629.8	812.5
Less: current portion		(25.1)
Long term debt, non current	629.8	787.4
VTTI Operating Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long-term Debt	573.7
Total Long-term Debt	$ 573.7